Average Annual Total Returns{- Fidelity New York Municipal Income Fund} - 01.31 Fidelity New York Municipal Income Fund - AMCIZ PRO-14 - Fidelity New York Municipal Income Fund	Fidelity Advisor New York Municipal Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor New York Municipal Income Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor New York Municipal Income Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor New York Municipal Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor New York Municipal Income Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor New York Municipal Income Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor New York Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor New York Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor New York Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor New York Municipal Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor New York Municipal Income Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor New York Municipal Income Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor New York Municipal Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor New York Municipal Income Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor New York Municipal Income Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor New York Municipal Income Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor New York Municipal Income Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor New York Municipal Income Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor New York Municipal Income Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor New York Municipal Income Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor New York Municipal Income Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor New York Municipal Income Fund: Class Z Return Before Taxes Inception Date	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB034 Past 1 year	LB034 Past 5 years	LB034 Past 10 years
Total	(0.42%)	2.34%	3.58%	(0.53%)	2.20%	3.47%	0.63%	2.31%	3.39%	(0.31%)	2.39%	3.63%	1.99%	2.42%	3.23%	3.99%	3.44%	4.26%	4.10%		6.09%	[1]	Oct. 02, 2018	5.21%	3.91%	4.63%	4.93%	3.94%	4.82%

[1]	(a)Since inception October 2, 2018.